SCHEDULE OF COMPONENTS OF DEFERRED TAX LIABILITIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Intangible assets arisen from business combination	$ 657,489	$ 5,128,412
Total deferred tax liabilities	$ 657,489	$ 5,128,412